Comprehensive Income (Tables)	12 Months Ended
Aug. 27, 2016
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Changes in AOCI for defined benefit pension items, net of tax, were:

	Year Ended
(In thousands)	August 27, 2016	August 29, 2015
Balance at beginning of year	$(2,274)	$(1,808)

OCI before reclassifications	17,027	2,044
Amounts reclassified from AOCI	(3,778)	(2,510)
Net current-period OCI	13,249	(466)

Balance at end of year	$10,975	$(2,274)

Reclassification out of Accumulated Other Comprehensive Income [Table Text Block]
Reclassifications out of AOCI in net periodic benefit costs, net of tax, were:

		Year Ended
(In thousands)	Location on Consolidated Statements of Income and Comprehensive Income	August 27, 2016	August 29, 2015
Amortization of prior service credit	Cost of goods sold	$(4,788)	$(3,428)
Amortization of net actuarial loss	Cost of goods sold	1,010	918
Total reclassifications		$(3,778)	$(2,510)